LEASING (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of Leases
	Operational leasing
Financial year	MAY 1, 2017	MAY 1, 2016
TSEK	-APR 30, 2018	-APR 30, 2017
Leasing expensed during the financial year	6,370	6,379
Nominal value of future minimum leasing payments is divided up as follows:
Due for payment within a year	5,654	5,654
Due for payment later than a year but within five years	7,184	11,889
Due for payment later than five years	587	1,535
Total	13,424	19,078